COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Apr. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Expected Timing of Ground and Air Rights Lease Payments
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139

Schedule of Property Cost and Gross Rental Revenue
Purchase Options. The Company has granted options to purchase certain IRET properties to tenants in these properties, under lease agreements.  In general, the options grant the tenant the right to purchase the property at the greater of such property's appraised value or an annual compounded increase of a specified percentage of the initial cost of the property to IRET. The property cost and gross rental revenue of these properties are as follows:
2013 Annual Report

NOTE 15 • continued
	(in thousands)
		Gross Rental Revenue
Property	Investment Cost	2013	2012	2011
Billings 2300 Grant Road - Billings, MT	$2,522	$299	$291	$226
Fargo 1320 45th Street N - Fargo, ND	4,160	400	400	333
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	21,601	2,152	2,152	2,152
Missoula 3050 Great Northern - Missoula, MT	2,723	323	315	243
Sartell 2000 23rd Street South - Sartell, MN	12,716	365	868	1,209
Spring Creek American Falls- American Falls, ID	4,070	352	234	n/a
Spring Creek Boise - Boise, ID	5,075	440	293	n/a
Spring Creek Eagle - Eagle, ID	4,100	356	237	n/a
Spring Creek Meridian - Meridian, ID	7,250	624	417	n/a
Spring Creek Overland - Overland, ID	6,725	580	387	n/a
Spring Creek Soda Springs - Soda Springs, ID	2,262	196	130	n/a
Spring Creek Ustick - Meridian, ID	4,300	368	246	n/a
St. Michael Clinic - St. Michael, MN	2,851	249	248	244
Urbandale - Urbandale, IA	15,218	1,153	n/a	n/a
Winsted Industrial Building - Winsted, MN	1,054	70	32	n/a
Total	$96,627	$7,927	$6,250	$4,407